Report Of The Directors Financial Review Risk Report - HSBC Holdings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Disclosure of offsetting of financial assets [line items]
Amounts offset	$ 53,378	$ 69,103
Issued by HSBC Holdings
Disclosure of offsetting of financial assets [line items]
Percentage of credit risk exposure being neither past due nor impaired	100.00%	100.00%
Issued by HSBC Holdings | Derivatives
Disclosure of offsetting of financial assets [line items]
Amounts offset	$ 1,600	$ 1,700